Basis of Presentation and General Information (Predecessor)	12 Months Ended
Dec. 31, 2023
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

United Maritime Corporation (the “Company” or “United”) was incorporated by Seanergy Maritime Holdings Corp. (“Seanergy” or “Parent”) on January 20, 2022 under the laws of the Republic of the Marshall Islands, having an initial share capital of 500 registered shares, of no par value, issued to the Parent. The Company completed the spin-off from Seanergy effective July 5, 2022. United’s common shares are listed on the Nasdaq Capital Market and began trading on July 6, 2022 under the symbol “USEA”. The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of dry-bulk vessels.

As further discussed in Note 3, Seanergy contributed the vessel-owning subsidiary of the Gloriuship (the “Predecessor”) to United and $5,000 in working capital in connection with the distribution of all of United’s issued and outstanding common shares to Seanergy’s shareholders, 40,000 of United’s Series B preferred shares (“Series B Preferred Shares”, Note 9), par value $0.0001 to the holder of all Seanergy’s issued and outstanding Series B preferred shares and 5,000 of United’s 6.5% Series C Cumulative Convertible Perpetual Preferred Shares (“Series C Preferred Shares”, Note 9) (the “Spin-Off”). The Spin-Off was pro rata to the shareholders of the Parent, including holders of the Parent’s outstanding common shares and Series B preferred shares, so that such holders maintained the same proportionate interest in the Parent and in United both immediately before and immediately after the Spin-Off. The Parent’s shareholders received one United common share for every 11.8 common shares of Seanergy (such number of shares is adjusted for the one-for-ten reverse stock split effected by Seanergy on February 16, 2023) held at the close of business on June 28, 2022. In addition, the holder of all of the Parent’s issued and outstanding Series B preferred shares received 40,000 of our Series B Preferred Shares on a pro-rata basis. On July 26, 2022, Seanergy contributed another $5,000 to United in exchange for additional 5,000 Series C Preferred Shares, in connection with United’s funding the deposits payable for four tanker vessels acquired by United (Note 5).

As of December 31, 2023, the Company reported cash and cash equivalents of $13,801 and had a working capital deficit of $34,003. As of December 31, 2023, the Company has scheduled financing payments that are payable within one year as follows:

•	$29,460 expected payments for the exercise of the purchase options with respect to the two finance leases (Note 6).
•	$3,011 lease payments with respect to the two finance leases (Note 6).
•	$9,257 debt and other financial liabilities installments with respect to third party lenders (Note 7).

The Company’s cash flow projections for the period one year after the date that the consolidated financial statements are issued indicate that, before considering any plans for financing the purchase options for its finance leases of $29,460, cash on hand and cash provided by operating activities will be sufficient to settle scheduled lease payments, debt and other financial liabilities and related interest, that are due within the respective period, but will not be sufficient to finance the purchase options from its finance leases discussed above.

The Company has initiated discussions with financiers and is currently evaluating financing alternatives to finance these purchase options. Considering the indicative terms offered by a financier for one of the two purchase options, the amount of time that the Company has available to negotiate the terms, the current market value of the two vessels compared to the amount of purchase options to be exercised at the maturity of the lease term, the current market conditions and market outlook, management’s network of lenders and financiers and the past history of successful refinancing (Notes 6, 7 and 15), the Company’s management believes that securing financing for the purchase options of $29,460 is probable and will mitigate conditions indicating that cash and cash equivalent expected to be generated from operating activities will not be sufficient to cover its obligations falling due within one year after the date that the consolidated financial statements are issued.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments that might result in the event that the Company is unable to continue as a going concern.

The accompanying consolidated financial statements include the accounts of United and its subsidiaries. The comparative financial statements of the Company have been presented for the period from inception (January 20, 2022) through December 31, 2022. They include the accounts of United from January 20, 2022 and the accounts of the Company’s wholly-owned subsidiaries upon the Spin-Off consummation on July 5, 2022.
a.	Subsidiaries in Consolidation:

United’s subsidiaries included in these consolidated financial statements as of December 31, 2023:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)(3)	Marshall Islands	Gloriuship	July 5, 2022	December 5, 2023
Epanastasea Maritime Co. (1)	Marshall Islands	Epanastasea	September 2, 2022	August 10, 2023
Parosea Shipping Co. (1)	Marshall Islands	Parosea	August 10, 2022	November 8, 2022
Bluesea Shipping Co. (1)	Marshall Islands	Bluesea	August 12, 2022	December 1, 2022
Minoansea Maritime Co. (1)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)(3)	Liberia	Goodship	February 10, 2023	December 5, 2023
Traders Maritime Co. (1)(3)	Marshall Islands	Tradership	February 28, 2023	December 5, 2023
Chrisea Maritime Co. (1)(3)	Marshall Islands	Chrisea	February 21, 2023	N/A
Oasea Maritime Co. (1)(3)	Marshall Islands	Oasea	March 27, 2023	March 31, 2023
Cretansea Maritime Co. (1)(3)	Marshall Islands	Cretansea	April 26, 2023	April 26, 2023
Synthesea Maritime Co. (1)(3)	Liberia	Synthesea	August 1, 2023	N/A
Exelixsea Maritime Co. (1)(3)	Marshall Islands	Exelixsea	August 29, 2023	March 27, 2024

(1)	Subsidiaries wholly owned
(2)	Management company
(3)	Bareboat charterers